Employee Benefits - Employee Benefit Expenses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits [Abstract]
Wages and salaries	$ 104,357	$ 97,751	$ 83,433
Social security costs	17,586	15,941	13,511
Employee profit sharing	2,694	2,419	2,598
Post-employment benefits	1,052	910	854
Share-based payments	947	943	866
Employee benefits expense	$ 126,636	$ 117,964	$ 101,262